Property, plant and equipment	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Property, plant and equipment

17. Property, plant and equipment

		Plant,
	Land and	equipment	Assets in
	buildings	and vehicles	construction	Total
	£m	£m	£m	£m
Cost at 1 January 2017	7,761	11,235	3,168	22,164
Exchange adjustments	(127)	(62)	(45)	(234)
Other additions	69	296	1,219	1,584
Capitalised borrowing costs	—	—	30	30
Disposals and write-offs	(376)	(685)	(31)	(1,092)
Reclassifications	602	1,186	(1,826)	(38)
Transfer to assets held for sale	(462)	(219)	(14)	(695)

Cost at 31 December 2017	7,467	11,751	2,501	21,719
Exchange adjustments	150	187	25	362
Other additions	33	190	1,135	1,358
Capitalised borrowing costs	0	0	21	21
Disposals and write-offs	(90)	(440)	(53)	(583)
Reclassifications	403	1,016	(1,486)	(67)
Transfer to assets held for sale	(152)	(167)	(3)	(322)

Cost at 31 December 2018	7,811	12,537	2,140	22,488

Depreciation at 1 January 2017	(3,259)	(7,410)	—	(10,669)
Exchange adjustments	50	110	—	160
Charge for the year	(299)	(689)	—	(988)
Disposals and write-offs	158	539	—	697
Transfer to assets held for sale	314	190	—	504

Depreciation at 31 December 2017	(3,036)	(7,260)	0	(10,296)
Exchange adjustments	(61)	(111)	0	(172)
Charge for the year	(268)	(686)	0	(954)
Disposals and write-offs	77	401	0	478
Transfer to assets held for sale	55	122	0	177

Depreciation at 31 December 2018	(3,233)	(7,534)	0	(10,767)

Impairment at 1 January 2017	(279)	(344)	(64)	(687)
Exchange adjustments	8	2	(2)	8
Disposals and write-offs	210	104	28	342
Impairment losses	(194)	(138)	(17)	(349)
Reversal of impairments	7	9	1	17
Transfer to assets held for sale	87	8	11	106

Impairment at 31 December 2017	(161)	(359)	(43)	(563)
Exchange adjustments	(8)	(4)	(1)	(13)
Disposals and write-offs	10	59	22	91
Impairment losses	(16)	(143)	(46)	(205)
Reversal of impairments	1	6	0	7
Transfer to assets held for sale	0	20	0	20

Impairment at 31 December 2018	(174)	(421)	(68)	(663)

Total depreciation and impairment at 31 December 2017	(3,197)	(7,619)	(43)	(10,859)
Total depreciation and impairment at 31 December 2018	(3,407)	(7,955)	(68)	(11,430)

Net book value at 1 January 2017	4,223	3,481	3,104	10,808

Net book value at 31 December 2017	4,270	4,132	2,458	10,860

Net book value at 31 December 2018	4,404	4,582	2,072	11,058

The weighted average interest rate for capitalised borrowing costs in the year was 3% (2017 – 4%). Disposals and write-offs in the year included a number of assets with nil net book value that are no longer in use in the business.

The net book value at 31 December 2018 of the Group’s land and buildings included £24 million (2017 – £27 million) held under finance leases. In addition, the net book value of plant, equipment and vehicles held under finance lease at 31 December 2018 was £59 million (2017 – £55 million).

The impairment losses principally arose from decisions to rationalise facilities and are calculated based on either fair value less costs of disposal or value in use. The fair value less costs of disposal valuation methodology uses significant inputs which are not based on observable market data, and therefore this valuation technique is classified as level 3 of the fair value hierarchy. These calculations determine the net present value of the projected risk-adjusted, post-tax cash flows of the relevant asset or cash generating unit, applying a discount rate of the Group post-tax weighted average cost of capital (WACC) of 7%, adjusted where appropriate for relevant specific risks. For value in use calculations, where an impairment is indicated and a pre-tax cash flow calculation is expected to give a materially different result, the test would be reperformed using pre-tax cash flows and a pre-tax discount rate. The Group WACC is equivalent to a pre-tax discount rate of approximately 9%. The net impairment losses have been charged to cost of sales £142 million (2017 – £198 million), R&D £9 million (2017 – £93 million) and SG&A £54 million (2017 – £36 million), and included £138 million (2017 – £278 million) arising from the major restructuring programmes.

Reversals of impairment arose from subsequent reviews of the impaired assets where the conditions which gave rise to the original impairments were deemed no longer to apply. All of the reversals have been credited to cost of sales.

The carrying value at 31 December 2018 of assets for which impairments have been charged or reversed in the year was £95 million (2017 – £33 million).

During 2018, £67 million (2017 – £38 million) of computer software was reclassified from assets in construction to intangible assets on becoming ready for use.